Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Business Combinations

Note 4: Business Combinations

On May 13, 2019, the Company completed the 2019 Transaction. Jersey began operations in 2016 as a provider of proprietary and comprehensive content, analytics, professional services and workflow solutions that enables users across government and academic institutions, life science companies and R&D intensive corporations to discover, protect and commercialize their innovations. Churchill was a special purpose acquisition company whose business was to effect a merger, capital stock exchange, asset acquisition, stock purchase reorganization or similar business combination. The shares and earnings per share available to holders of the Company’s ordinary shares, prior to the 2019 Transaction, have been recasted as shares reflecting the exchange ratio established in the 2019 Transaction (1.0 Jersey share to 132.13667 Clarivate shares).

Pursuant to the Merger Agreement, the aggregate stock consideration issued by the Company in the 2019 Transaction was $3,052,500, consisting of 305,250,000 newly issued ordinary shares of the Company valued at $10.00 per share, subject to certain adjustments described below. Of the $3,052,500, the shareholders of Jersey prior to the closing of the 2019 Transaction (the “Company Owners”) received $2,175,000 in the form of 217,500,000 newly issued ordinary shares of the Company. In addition, of the $3,052,500, Churchill public shareholders received $690,000 in the form of 68,999,999 newly issued ordinary shares of the Company. In addition, Churchill Sponsor LLC (the “sponsor”) received $187,500 in the form of 17,250,000 ordinary shares of the Company issued to the sponsor, and 1,500,000 additional ordinary shares of the Company were issued to certain investors. See Note 14 — "Shareholders’ Equity" for further information.

Upon consummation of the 2019 Transaction, each outstanding share of common stock of Churchill was converted into one ordinary share of the Company. At the closing of the 2019 Transaction, the Company Owners held approximately 74% of the issued and outstanding ordinary shares of the Company and stockholders of Churchill held approximately 26% of the issued and outstanding shares of the Company excluding the impact of (i) 52,800,000 warrants, (ii) approximately 24,806,793 compensatory options issued to the Company’s management (based on number of options to purchase Jersey ordinary shares outstanding immediately prior to the 2019 Transaction, after giving effect to the exchange ratio described above) and (iii) 10,600,000 ordinary shares of Clarivate owned of record by the sponsor and available for distribution to certain individuals following the applicable lock-up and vesting restrictions.

Certain restrictions were removed following the Secondary Offering on August 14, 2019. See Note 15 — "Employment and Compensation Arrangements" for further information. After giving effect to the satisfaction of the vesting restrictions, the Company Owners held approximately 60% of the issued and outstanding shares of the Company at the close of the 2019 Transaction. See Note 14 — "Shareholders’ Equity" for further information on equity instruments.

Acquisition of Decision Resources Group

On February 28, 2020, we acquired 100% of the assets, liabilities and equity interests of Decision Resources Group ("DRG"), a premier provider of high-value data, analytics and insights products and services to the healthcare industry, from Piramal Enterprises Limited ("PEL"), which is a part of global business conglomerate Piramal Group. The acquisition helps us expand our core businesses and provides us with the potential to grow in the Life Sciences Product Line.

The aggregate consideration paid in connection with the closing of the DRG acquisition was $964,997, comprised of $900,000 of base cash plus $6,100 of adjusted closing cash paid on the closing date and up to 2,895,638 of the Company’s ordinary shares to be issued to PEL following the one-year anniversary of closing. The contingent stock consideration was valued at $58,897 on the closing date and will be revalued at each period end. As of March 31, 2020, the fair value of the contingent stock consideration increased by $1,187 which was recorded to Transaction expenses in the Interim Condensed Consolidated Statement of Operations and increased the corresponding liability to $60,084 which was recorded to Accrued expenses and other current liabilities in the Interim Condensed Consolidated Balance Sheet. See Note 18 — "Commitments and Contingencies” for more information. The DRG acquisition was accounted for using the acquisition method of accounting. The excess of the purchase price over the net tangible and intangible assets is recorded to Goodwill and primarily reflects the assembled workforce and expected synergies. Goodwill is not deductible for tax purposes. Total transaction costs incurred in connection with the acquisition of DRG were $19,762 for the three months ended March 31, 2020.

The amount of Revenues, net and Net loss resulting from the acquisition that are attributable to the Company’s stockholders and included in the Condensed Consolidated Statements of Operations and Comprehensive Income during the three months ended March 31, 2020 were as follows:

Revenues, net (1)	$17,044
Net loss attributable to the Company's stockholders	$(606)
(1)	Includes $1,534 of a deferred revenue haircut recognized during the quarter ended March 31, 2020.

The purchase price allocation for this acquisition as of the close date of February 28, 2020 is preliminary and may change upon completion of the determination of fair value of assets acquired and liabilities assumed. The following table summarizes the preliminary purchase price allocation for this acquisition:

Total
Current assets	$124,489
Computer hardware and other property	4,302
Other intangible assets(1)	491,366
Other non-current assets	2,960
Operating lease right-of-use assets	25,099
Total assets	$648,216
Current liabilities	3,474
Accrued expenses and other current liabilities	37,930
Current portion of deferred revenue	35,126
Deferred income taxes	47,467
Non-current portion of deferred revenue	628
Other non-current liabilities	52,908
Operating lease liabilities	25,529
Total liabilities	203,062
Fair value of acquired identifiable assets and liabilities	$445,154
(1)	Includes $3,966 of internally developed software in progress acquired.

Purchase price, net of cash(2)	944,220
Less: Fair value of acquired identifiable assets and liabilities	445,154
Goodwill	$499,066
(2)The Company acquired cash of $20,777.

The identifiable intangible assets acquired are amortized on a straight-line basis over their estimated useful lives. The following table summarizes the estimated fair value of DRG’s identifiable intangible assets acquired and their remaining weighted-average amortization period (in years):

		Remaining
	Fair Value as of	Weighted – Average
	February 28,	Amortization
	2020	Period (in years)
Customer Relationships	$381,000	17.6
Database and Content	50,200	4.7
Trade names	5,200	4.0
Purchased Software	23,000	6.4
Backlog	28,000	4.0
Total identifiable intangible assets	$487,400

Unaudited pro forma information for the Company for the three months ended March 31, 2020 and 2019 as if the acquisition had occurred January 1, 2019 is as follows:

	Three Months Ended March 31,
	2020	2019
Pro forma revenues, net	265,341	267,800
Pro forma net loss attributable to the Company's stockholders	(64,438)	(100,501)

The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or the future consolidated results of operations of the Company. The pro forma financial information presented above has been derived from the historical condensed consolidated financial statements of the Company and from the historical accounting records of DRG.

The unaudited pro forma results include certain pro forma adjustments to revenue and net loss that were directly attributable to the acquisition, assuming the acquisition had occurred on January 1, 2019, including the following: (i) additional amortization expense that would have been recognized relating to the acquired intangible assets, (ii) adjustments to interest expense to reflect the removal of DRG debt and the additional Company borrowings in conjunction with the acquisition, (iii) acquisition-related transaction costs and other one-time non-recurring costs which reduced expenses by $24,926 for the three months ended March 31, 2020 and increased expenses by $25,365 for the three months ended March 31, 2019.

Note 4: Business Combinations

On May 13, 2019, the Company completed the 2019 Transaction. Jersey began operations in 2016 as a provider of proprietary and comprehensive content, analytics, professional services and workflow solutions that enables users across government and academic institutions, life science companies and R&D intensive corporations to discover, protect and commercialize their innovations. Churchill was a special purpose acquisition company whose business was to effect a merger, capital stock exchange, asset acquisition, stock purchase reorganization or similar business combination. The shares and earnings per share available to holders of the Company’s ordinary shares, prior to the 2019 Transaction, have been recasted as shares reflecting the exchange ratio established in the 2019 Transaction (1.0 Jersey share to 132.13667 Clarivate shares).

Pursuant to the Merger Agreement, the aggregate stock consideration issued by the Company in the 2019 Transaction was $3,052,500, consisting of 305,250,000 newly issued ordinary shares of the Company valued at $10.00 per share, subject to certain adjustments described below. Of the $3,052,500, the shareholders of Jersey prior to the closing of the 2019 Transaction (the “Company Owners”) received $2,175,000 in the form of 217,500,000 newly issued ordinary shares of the Company. In addition, of the $3,052,500, Churchill public shareholders received $690,000 in the form of 68,999,999 newly issued ordinary shares of the Company. In addition, Churchill Sponsor LLC (the “sponsor”) received $187,500 in the form of 17,250,000 ordinary shares of the Company issued to the sponsor, and 1,500,000 additional ordinary shares of the Company were issued to certain investors. See Note 16 — "Shareholders' Equity" for further information.

Upon consummation of the 2019 Transaction, each outstanding share of common stock of Churchill was converted into one ordinary share of the Company. At the closing of the 2019 Transaction, the Company Owners held approximately 74% of the issued and outstanding ordinary shares of the Company and stockholders of Churchill held approximately 26% of the issued and outstanding shares of the Company excluding the impact of (i) 52,800,000 warrants, (ii) approximately 24,806,793 compensatory options issued to the Company's management (based on number of options to purchase Jersey ordinary shares outstanding immediately prior to the 2019 Transaction, after giving effect to the exchange ratio described above) and (iii) 10,600,000 ordinary shares of Clarivate owned of record by the sponsor and available for distribution to certain individuals following the applicable lock-up and vesting restrictions.

Certain restrictions were removed following the Secondary Offering on August 14, 2019. See Note 17 — “Employment and Compensation Arrangements” for further information. After giving effect to the satisfaction of the vesting restrictions, the Company Owners held approximately 60% of the issued and outstanding shares of the Company at the close of the 2019 Transaction. See Note 16 — “Shareholders’ Equity” for further information on equity instruments.

In September 2019, the Company purchased the key business assets of SequenceBase, an international patent sequence information provider. The SequenceBase acquisition was accounted for as an asset acquisition. As a result of the SequenceBase acquisition, SequenceBase’s identifiable assets were adjusted to their fair market values as of the closing date, which included customer relations intangibles of $1,000 and computer software intangibles of $2,500. The Consolidated Financial Statements include the results of the acquisition subsequent to the closing date.

On November 27, 2019, the Company closed on the acquisition of Darts-ip, (“Darts”), a provider of global IP case law data and analytics headquartered in Brussels, Belgium. The Company acquired 100% of the voting equity interest of Darts for cash considerations. The Darts acquisition was accounted for using the acquisition method of accounting. As a result of the Darts acquisition and the application of purchase accounting, Darts' identifiable assets and liabilities were adjusted to their fair market values as of the closing date, which included database intangible assets of $22,012, computer software intangible assets of $9,025, customer relationships intangible assets of $2,641 and finite-lived trade names intangible assets of $1,541. The Consolidated Financial Statements include the results of the acquisition subsequent to the closing date. The excess of the purchase price over the net tangible and intangible assets is recorded to goodwill and primarily reflects the assembled workforce and expected synergies. The weighted-average amortization period for total acquired finite-lived intangible assets is 11.5 years and the weighted-average amortization period by major class of intangible asset is 14.0 years for database and content, 6.0 years for computer software, 18.0 years for trade names, and 5.0 years for customer relationships.

On October 25, 2018, Clarivate closed on the acquisition of TrademarkVision USA, LLC (“TrademarkVision”), an artificial intelligence technology start-up organization headquartered in Brisbane, Australia. The total purchase price for the acquisition consisted of $20,042 in closing date net cash consideration, subject to subsequent working capital adjustments, plus potential earn-out cash payments dependent upon achievement of certain milestones and financial performance metrics. The fair market value of the liability associated with the earn-out was $4,115 on the date of acquisition. Additionally, the excess value of the total purchase price over the fair value of our identifiable assets and liabilities upon the closing of the acquisition of $19,205 was allocated to goodwill. The Consolidated Financial Statements include the results of the acquisition subsequent to the closing date. TrademarkVision and its revolutionary image recognition software search tool for trademarks joined the trademark clearance and protection partner CompuMark. The fair value of the earn-out liability was $8,000 and $4,115 at December 31, 2019 and 2018.

On March 15, 2018, the Company acquired all of the outstanding stock of Kopernio (“Kopernio”), an artificial-intelligence technology startup, for $3,497. The Kopernio acquisition was accounted for using the acquisition method of accounting. As a result of the Kopernio acquisition and the application of purchase accounting, Kopernio’s identifiable assets and liabilities were adjusted to their fair market values as of the closing date, which included a finite life intangible of $1,258 relating to computer software. Additionally, the excess value of the total purchase price over the fair value of our identifiable assets and liabilities upon the closing of the acquisition of $2,322 was allocated to goodwill. The Consolidated Financial Statements include the results of the acquisition subsequent to the closing date. In conjunction with the acquisition of Kopernio, the Company agreed to pay former shareholders up to an additional $3,500 through 2021. Amounts payable are contingent upon Kopernio’s achievement of certain milestones and performance metrics and will be recognized over the concurrent service period.

On June 1, 2017, the Company acquired all assets, liabilities and equity interests of Publons Limited and its wholly-owned subsidiary (“Publons”). Total net cash consideration for the acquisition was $7,401, plus potential future cash payments of up to $9,500 contingent upon Publons achieving certain milestones or financial and non-financial performance targets through 2020, including platform users and reviews. The fair market value of the liability associated with the earn-out was $5,900 on the date of acquisition. Publons is a researcher-facing peer-review data and recognition platform. The acquisition of Publons, its platform and data, is believed to increase the value of multiple existing Company products, while supporting researchers in the process. The Consolidated Financial Statements include the results of the acquisitions subsequent to the closing date. The fair value of the Publons earn-out liability was $3,100, $2,960, and $5,900 at December 31, 2019, 2018, and 2017, respectively.

The fair value of identifiable assets acquired and liabilities assumed for all acquisitions at closing during 2019, 2018, and 2017 respectively, net of cash acquired, and contingent consideration liabilities incurred in relation to the acquisitions are summarized below:

	2019(1)	2018	2017
Current assets	$2,137	$706	$51
Computer hardware and other property	86	—	—
Finite-lived intangible assets	38,719	7,928	3,600
Indefinite-lived intangible assets	—	—	70
Goodwill	44,779	21,527	9,767
Other non-current assets	2	38	14
Total assets	85,723	30,199	13,502

Current liabilities	4,366	491	182
Non-current liabilities	8,920	2,054	19
Total liabilities	13,286	2,545	201
Net assets acquired	$72,437	$27,654	$13,301
(1)	Net assets acquired includes $3,500 related to the SequenceBase acquisition.

None of the goodwill associated with any of the business combinations above will be deductible for income tax purposes. Pro forma information is not presented for these acquisitions as the aggregate operations of the acquired acquisitions were not significant to the overall operations of the Company.